4. STOCK-BASED COMPENSATION (Sept 2019 Note) (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 02, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Aggregate intrinsic value of "in the money" outstanding		$ 1,471,040
Aggregate intrinsic value of "in the money" exercisable		1,108,150
Share based compensation expense		$ 76,505	$ 132,984	$ 263,326	$ 52,341
Chief Executive Officer [Member]
Share based compensation expense	$ 210,000
Common Stock [Member] | Chief Executive Officer [Member]
Stock awarded for services, shares	300,000
Stock issued during period, shares		200,000
Share based compensation expense			$ 210,000
Restricted Stock [Member] | Investor Relations Firm [Member]
Share based compensation expense		$ 45,000
Restricted stock issued		25,000